Taxation (Details) - Schedule of Reconciliation Between Group’s Actual Provision for Income Taxes and the Provision at the PRC - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation Between Group Actual Provision for Income Taxes and the Provision at the PRC [Abstract]
Income/(loss) before income tax expense		$ (28,955,683)	$ (12,789,311)	$ (32,691,100)
Computed income tax expense/(benefit) with PRC statutory tax rate		(7,238,922)	(3,197,328)	(8,172,773)
Effect on tax rates in different tax jurisdictions	[1]	5,009,215	1,400,583	6,493,153
Effect of preferential tax treatments		118,428	255,877	368,479
Additional deduction for R&D expenses		(755,923)	(807,514)	(812,466)
Tax effect of non-deductible items and others		244,997	431	1,035
Changes in valuation allowance		2,622,205	2,347,951	2,122,572
Income tax expense/(benefit)

[1]	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands. The loss of the Company in the jurisdiction of Cayman Islands was primarily a result of share-based compensation expense.